Profit Share Allocation (Tables)	12 Months Ended
Dec. 31, 2017
Millburn Multi-Markets Trading L.P. [Member]
Schedule Of Profit Share Allocation

	2017	2016

US Feeder	$1,338,994	$2,716,451
Cayman Feeder	2,376,745	239,199
Other (1)	16,962	30,104
Total	$3,732,701	$2,985,754

(1)	Direct investors in the Partnership